Employee Benefits	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Employee Benefits

9. Employee Benefits.

The Company and certain subsidiaries have a savings/profit sharing plan for the benefit of qualified employees. The savings feature of the plan incorporates the provisions of Section 401(k) of the Internal Revenue Code under which an eligible employee may elect to save a portion (within limits) of their compensation on a tax deferred basis. The Company contributes to a participant’s account an amount equal to 50% (with certain limits) of the participant’s contribution. Additionally, the Company may make an annual discretionary contribution to the plan as determined by the Board of Directors, with certain limitations. The plan provides for deferred vesting with benefits payable upon retirement or earlier termination of employment. The Company’s cost was $632,000 in 2011, $612,000 in 2010 and $760,000 in 2009.

The Company has a Management Security Plan (MSP) for certain officers and key employees. The accruals for future benefits are based upon the remaining years to retirement of the participating employees and other actuarial assumptions. Life insurance on the lives of one of the participants has been purchased to partially fund this benefit and the Company is the owner and beneficiary of that policy. The expense for fiscal 2011, 2010 and 2009 was $150,000, $143,000 and $136,000, respectively. The accrued benefit under this plan as of September 30, 2011 and 2010 was $1,169,000 and $1,089,000 respectively.

The Company provides certain health benefits for retired employees. Employees may become eligible for those benefits if they were employed by the Company prior to December 10, 1992, meet the service requirements and reach retirement age while working for the Company. The plan is contributory and unfunded. The Company accrues the estimated cost of retiree health benefits over the years that the employees render service. The accrued postretirement benefit obligation for this plan as of September 30, 2011 and 2010 was $334,000 and $319,000, respectively. The net periodic postretirement benefit cost was $18,000, $12,000 and $(1,000) for fiscal 2011, 2010, and 2009, respectively. The discount rate used in determining the Net Periodic Postretirement Benefit Cost was 5.0% for 2011, 5.5% for 2010 and 6.75% for 2009. The discount rate used in determining the Accumulated Postretirement Benefit Obligation (APBO) was 5.5% for 2011, 5.5% for 2010 and 5.5% for 2009. No medical trend is applicable because the Company’s share of the cost is frozen.